VALUE ADDED TAXES RECOVERABLE (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)
VALUE ADDED TAXES RECOVERABLE
Current portion	$ 16,776		$ 163
Long term portion	7,444		8,587
Total	24,220		$ 8,750
IVA Refunds received	$ 2,400	$ 48.9